DIVIDENDS (Details Narrative)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 HKD ($)
Dividends
Declared a dividend	$ 0	$ 0	$ 7,051,282	$ 55,000,000
Declared dividends amounted			$ 1,057,692	$ 8,250,000